Notes Payable (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 03, 2022	Apr. 30, 2024	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jul. 17, 2023	Jul. 13, 2023	Mar. 17, 2023
Notes Payable [Line Items]
Line of credit facility						$ 53,476
Due date			Oct. 16, 2028		Oct. 16, 2028
Interest rate during period		2.95%	5.00%		5.00%
Balance due					$ 85,249
Convertible notes payable current					16,129
Amount due		$ 15,232	$ 300,000		15,232	100,627
Contract Price		32,274						$ 5,000,000
Financed amount		22,795
Payments made per month		410
Current outstanding		$ 4,456	4,560
Credit facility							$ 5,000,000		$ 2,000,000
Bearing interest							7.00%
Line of credit facility converted						$ 2,000,000
Line of credit facility, common stock (in Shares)						1,026,520
Fair value of common stock			2,554,423			$ 2,554,423
Loss on extinguishment					(554,423)
Interest expense			2,578	$ 3,166	5,470
Secured loan payable					$ 106,528
Percentage of interest rate					10.00%
Note payable	$ 81,290		81,290
Note payable current	16,331		16,331
Received advances	300,000		300,000
Related Party [Member]
Notes Payable [Line Items]
Interest expense			4,163
Carolina Small Business Development Fund [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal	3,959
Line of Credit [Member]
Notes Payable [Line Items]
Line of credit facility					$ 160,000
Assumed amount	139,184		139,184		139,184
Principal interest			1,697		1,697
Payments of principal interest					15,378
Advances amount					2,000,000
Interest expense					60,453
Line of credit	$ 160,000		160,000
Notes Payable [Member]
Notes Payable [Line Items]
Amount due			14,860			19,610
Loss on extinguishment			554,423			554,423
Note payable					85,249
Secured Borrowing Liability
Notes Payable [Line Items]
Interest expense			$ 8,618		75,815	$ 6,289
Previously Reported [Member]
Notes Payable [Line Items]
Amount due					$ 0